Schedule of Operating Lease Liability Related to Right-of-use Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Total	$ 1,063,816	$ 4,022,120
Less: short term portion	(316,300)	(1,368,016)		$ (1,478,140)
Long term portion	747,516	$ 2,654,104		$ 4,018,926
Theralink Technologies Inc [Member]
Operating office lease	1,212,708		$ 1,212,708
Total operating lease liability	1,212,708		1,212,708
Reduction of operating lease liability	(54,947)		(29,396)
Total	1,157,761		1,183,312
Less: short term portion	(31,388)		(25,551)
Long term portion	$ 1,126,373		$ 1,157,761